UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue,

Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: AUGUST 31, 2012        (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments

August 31, 2012 (unaudited)

	Shares	Value
Common Stocks—100.2%
Consumer Discretionary—9.7%
Aeropostale, Inc.*	40,257	$560,780
Citi Trends, Inc.*	41,311	479,827
Einstein Noah Restaurant Group, Inc.	29,198	504,541
IMAX Corp.*,1	33,314	673,276
Jamba, Inc.*	169,498	418,660
Kona Grill, Inc.*	47,734	407,171
Krispy Kreme Doughnuts, Inc.*	86,689	639,765
LeapFrog Enterprises, Inc.*	59,487	644,839
Marcus Corp.	51,428	663,935
Ulta Salon Cosmetics & Fragrance, Inc.	7,042	661,948
Valuevision Media, Inc., Class A*	214,088	406,767
Total Consumer Discretionary		6,061,509
Energy—3.2%
Dawson Geophysical Co.*	23,656	503,163
Pioneer Energy Services Corp.*	72,518	558,389
Tesco Corp.*	43,741	444,409
Tsakos Energy Navigation, Ltd.	87,508	470,793
Total Energy		1,976,754
Financials—7.1%
Banner Corp.	31,033	750,378
CNO Financial Group, Inc.	115,181	1,025,111
Crawford & Co., Class B	9,773	43,685
eHealth, Inc.*	39,290	649,857
Employers Holdings, Inc.	34,653	631,724
Evercore Partners, Inc., Class A	20,618	509,265
Stewart Information Services Corp.	42,886	847,856
Total Financials		4,457,876
Health Care—28.9%
3SBio, Inc., ADR*	47,616	532,823
Affymetrix, Inc.*	198,560	756,514
Air Methods Corp.*	5,046	588,061
Akorn, Inc.*	59,215	819,536
Biolase, Inc.*	4	7
BioScrip, Inc.*	133,072	1,131,112
Bruker Corp.*	54,057	654,630
Conceptus, Inc.*	37,083	704,948
Cutera, Inc.*	60,020	433,344
Dusa Pharmaceuticals, Inc.*	84,520	452,182
Given Imaging, Ltd.*	28,008	380,069
HealthStream, Inc.*	43,208	1,227,971
HeartWare International, Inc.*	14,122	1,264,908
ICON PLC, Sponsored ADR*	28,727	658,423

	Shares	Value
MWI Veterinary Supply, Inc.*	7,588	$765,022
NeoGenomics, Inc.*	37,700	106,314
NuVasive, Inc.*	32,558	686,323
OraSure Technologies, Inc.*	81,547	791,821
PAREXEL International Corp.*	32,546	936,999
Repligen Corp.*	136,456	776,435
Sequenom, Inc.*	119,223	437,548
Streamline Health Solutions, Inc.*	65,646	283,591
SurModics, Inc.*	48,726	908,253
Symmetry Medical, Inc.*	77,143	718,201
Syneron Medical, Ltd.*	42,812	417,845
TearLab Corp.*	128,249	501,454
Thoratec Corp.*	19,813	671,463
Trinity Biotech PLC, Sponsored ADR	32,484	397,929
Total Health Care		18,003,726
Industrials—21.1%
Acacia Research Corp.*	33,252	875,858
Aceto Corp.	82,660	738,980
Advisory Board Co., The*	16,341	724,396
Cascade Corp.	13,861	680,159
Ceco Environmental Corp.	42,179	399,857
Chart Industries, Inc.*	9,175	640,415
Encore Capital Group, Inc.*	33,798	947,358
FuelCell Energy, Inc.*	395,669	391,712
Great Lakes Dredge & Dock Corp.	101,604	742,725
Greenbrier Cos, Inc.*	38,931	562,553
Hardinge, Inc.	51,937	466,914
Hawaiian Holdings, Inc.*	106,750	633,027
Lindsay Corp.	10,402	679,875
LSI Industries, Inc.	64,744	422,131
Manitex International, Inc.*	75,828	531,554
On Assignment, Inc.*	59,314	979,274
PowerSecure International, Inc.*	58,309	309,038
Titan International, Inc.	39,600	826,848
Wabash National Corp.*	73,163	489,460
WageWorks, Inc.*	20,928	357,032
Westport Innovations, Inc.*,1	21,300	749,973
Total Industrials		13,149,139
Information Technology—25.6%
AOL, Inc.	24,028	809,023
AudioCodes, Ltd.*	13,319	18,647
Aviat Networks, Inc.*	279,533	637,335
Callidus Software, Inc.*	130,418	582,968
Cardtronics, Inc.*	38,621	1,091,043

Essex Small/Micro Cap Growth Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology—25.6% (continued)
ClickSoftware Technologies, Ltd.	49,879	$399,531
Computer Task Group, Inc.*	53,548	856,768
Datalink Corp.*	60,070	501,584
Ellie Mae, Inc.*	16,056	413,763
Glu Mobile, Inc.*	135,489	684,219
Guidance Software, Inc.*	73,559	771,634
Interactive Intelligence Group, Inc.*	29,806	881,065
Lionbridge Technologies, Inc.*	204,846	719,009
Logitech International S.A.*,1	60,033	554,105
Manhattan Associates, Inc.*	18,263	923,743
Marchex, Inc., Class B	76,175	258,233
Market Leader, Inc.*	60,702	305,331
MEMSIC, Inc.*	51,204	90,119
Meru Networks, Inc.*	103,191	305,445
Methode Electronics, Inc.	76,386	717,265
NeoPhotonics Corp.*,1	92,222	511,832
OCZ Technology Group, Inc.*	54,392	307,859
PDF Solutions, Inc.*	11,817	142,395
Power-One, Inc.*	107,209	658,263
PROS Holdings, Inc.*	29,124	503,263

	Shares	Value
Vocus, Inc.*	44,721	$868,482
Web.com Group, Inc.*	57,293	953,928
Westell Technologies, Inc., Class A*	242,958	519,930
Total Information Technology		15,986,782
Materials—2.0%
Headwaters, Inc.*	185,826	1,235,743
Telecommunication Services—2.6%
inContact, Inc.*	132,724	756,527
Premiere Global Services, Inc.*	95,641	885,636
Total Telecommunication Services		1,642,163
Total Common Stocks
(cost $52,132,963)		62,513,692
Other Investment Companies—3.2%[2]
BNY Mellon Overnight Government Fund, 0.16%[3]	2,025,756	2,025,756
(cost $2,025,756)
Total Investments—103.4%		64,539,448
(cost $54,158,719)
Other Assets, less Liabilities—(3.4)%		(2,140,358)
Net Assets—100.0%		$62,399,090

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with the Schedule of Portfolio Investments previously presented in this report.

Based on the approximate cost of investments of $56,407,394 for Federal income tax purposes at August 31, 2012, the gross aggregate unrealized appreciation and depreciation were $12,448,263 and $4,316,209, respectively, resulting in net unrealized appreciation of investments of $8,132,054.

*	Non-income producing security.
[1]	Some or all of these shares, amounting to a market value of $1,973,506, or 3.2% of net assets, were out on loan to various brokers.
[2]	Yield shown represents the August 31, 2012, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[3]	Collateral received from brokers for securities lending was invested in this short-term investment.

Fair Value Measurements

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. Transfers between different levels in the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

As of August 31, 2012, the investments in the Fund were all valued using level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report. As of August 31, 2012, the Fund had no transfers between levels from the beginning of the reporting period.

Investment Definitions and Abbreviations:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: October 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Keitha L. Kinne
Keitha L. Kinne, President

Date: October 16, 2012

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: October 16, 2012